Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2011
Stockholders' Equity
Summary Of Activity Under Stock Incentive Plans

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2011	5,891,400	$22.60
Granted	3,617,599	$29.55
Exercised	(890,371)	$22.85
Forfeited	(178,246)	$24.27
Expired	(4,261)	$26.35

Outstanding, June 30, 2011	8,436,121	$25.54	7.44	$120,920,079
Vested and expected to vest, June 30, 2011	7,654,921	$25.24	7.36	$111,988,971
Exercisable, June 30, 2011	2,267,239	$23.57	6.01	$36,947,697

Stock Option Assumption

	2011	2010
Average expected term (years)	5.0	5.3
Risk-free interest rate	2.1%	2.6%
Dividend yield	0.00	0.00
Expected volatility	32%	34%

Summary Of Restricted Stock Units

	Number of Shares	Aggregate Intrinsic Value
Outstanding, January 1, 2011	2,211,303
Granted	1,046,788
Forfeited	(111,867)
Vested	(531,085)

Outstanding, June 30, 2011	2,615,139	$104,252,542
Vested and expected to vest, June 30, 2011	2,264,620	$89,326,129

Summary Of Restricted Stock Awards

	Number of Shares	Weighted Average Fair Value Per Share	Aggregate Intrinsic Value
Outstanding, January 1, 2011	—	$—
Granted	199,413	$38.32
Forfeited	—	$—
Vested	—	$—	$—

Non-vested, June 30, 2011	199,413	$38.32

Changes In Stockholders' Equity

	Attributable to:
	Endo Pharmaceuticals Holdings Inc.	Noncontrolling interests	Total Stockholders' Equity
Stockholders' equity at January 1, 2011	$1,741,591	$61,738	$1,803,329
Net income	110,370	25,477	135,847
Other comprehensive income	(382)	—	(382)
Compensation related to stock-based awards	18,772	—	18,772
Exercise of options	20,464	—	20,464
Common stock purchased	(34,701)	—	(34,701)
Distributions to noncontrolling interests	—	(25,813)	(25,813)
Buy-out of noncontrolling interests, net of contributions	—	(524)	(524)
Replacement equity issued in connection with the AMS acquisition	12,220	—	12,220
Other	3,822	—	3,822

Stockholders' equity at June 30, 2011	$1,872,156	$60,878	$1,933,034